MassMutual

                                 PARTICIPATION
                                   INVESTORS





















                               REPORT for the SIX
                              MONTHS ENDED 6/30/02

MassMutual Participation Investors        ADVISER
  c/o David L. Babson & Company Inc.        David L. Babson & Company Inc.
  1500 Main Street, Suite 1100            AUDITOR
  Springfield, Massachusetts 01115          Deloitte & Touche, LLP
  (413) 226-1516                            New York, New York 10281
                                          CUSTODIAN
                                            Citibank, N.A.
                                          TRANSFER AGENT & Registrar
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374

                    Internet website: www.massmutual.com/mpv


                        INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" or "MassMuPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on those with equity features, and in convertible preferred stocks. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS


                                                                   JULY 31, 2002

We are pleased to present the June 30, 2002 Quarterly Report of MassMutual Participation Investors. The Board of Trustees declared a quarterly dividend of 22 cents per share, payable on August 14, 2002 to shareholders of record on August 1, 2002. A dividend of 24 cents per share was paid in the previous quarter.

The markets continued to be extremely volatile in the second quarter with accounting irregularities shocking the market. For the quarter, the S&P 500 Index was down 13.39%, the Russell 2000 Index declined 8.35%, and the Dow Jones Industrial Average declined 10.72%, it's worst second quarter performance since 1970. Fixed income results for the second quarter were mixed. The Merrill Lynch High Yield Master II Index posted a negative return of 6.98%. However, the investment grade bond markets were up for the quarter. The Lehman Intermediate Government/Credit Bond Index and the Lehman Government/Credit Bond Index both posted solid returns of 3.56% and 3.75%, respectively, for the quarter.

For the quarter ended June 30, 2002, the Trust earned 24 cents per share compared to 23 cents per share in the previous quarter. Net assets of the Trust as of June 30th increased to $91,111,411 or $9.61 per share compared to $90,996,447 or $9.61 per share on March 31, 2002. This translated into a 2.55% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust returned 7.17%, 9.12%, and 12.20% for the 3-, 5- and 10-year periods ended June 30, 2002, respectively, based on change in net assets with reinvestment of dividends.

Private placement activity picked up during the second quarter. Four new private securities and one add-on investment, totaling approximately $4.9 million, were added to the Trust's portfolio. The Trust purchased securities of Beacon Medical Products, Inc.; Eagle Window & Door; Moss, Inc.; Sabex 2002, Inc. and Selig Acquisition Corporation. The weighted average coupon of these investments was 11.0%. (A brief description of these investments can be found in the Schedule of Investments.)

As noted in past press releases, total quarterly earnings of the Trust for the first and second quarter of 2002 have remained slightly below the $.24 per-share dividend level paid in prior quarters. The 24-cent dividend level had been maintained by the distribution of short-term gains, which cannot necessarily be counted upon to sustain future distributions. The decline in earnings has generally been attributable to a decline in interest rates and to the economic environment that has adversely impacted the ability of some borrowers to pay their obligations. As a result, the Trustees voted to reduce the Trust's dividend to 22 cents per share.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

 /s/ Robert E. Joyal
-------------------------
Robert E. Joyal
President









--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

June 30, 2002 and 2001
(Unaudited)

                                                                               2002             2001
                                                                          -------------    -------------
Assets:
Investments
 (See Consolidated Schedule of Investments)
 Corporate restricted securities at fair value
 (Cost 2002 - $112,628,244; 2001 - $110,944,778)                          $  95,689,231    $  94,842,905
 Corporate public securities at market value
 (Cost 2002 - $13,018,296; 2001 - $17,405,012)                                8,289,892       12,224,491
 Short-term securities at cost plus earned discount which
 approximates market value                                                    7,247,152        3,944,694
                                                                          -------------    -------------
                                                                            111,226,275      111,012,090
 Cash                                                                           124,952          257,731
 Interest and dividends receivable, net                                       2,706,014        2,487,305
 Receivable for investments sold                                                 82,200        1,499,077
 Other assets                                                                    13,298          345,806
                                                                          -------------    -------------
    Total assets                                                          $ 114,152,739    $ 115,602,009
                                                                          =============    =============

Liabilities:
Payable for investments purchased                                         $        --      $     319,575
Management fee payable                                                          205,306          208,244
Note payable                                                                 12,000,000       12,000,000
Revolving Credit Agreement                                                   10,500,000       10,500,000
Interest payable                                                                113,210          191,699
Accrued expenses                                                                 13,227           37,888
Accounts payable                                                                209,585             --
                                                                          -------------    -------------
    Total liabilities                                                        23,041,328       23,257,406
                                                                          -------------    -------------

Net Assets:
Common shares, par value $.01 per share; an unlimited number authorized          94,852           94,085
Additional paid-in capital                                                   87,758,907       87,034,508
Retained net realized gain on investments, prior years                       19,904,384       20,064,506
Undistributed net investment income                                           2,773,112        3,051,514
Undistributed net realized gain on investments                                2,247,573        3,382,384
Net unrealized depreciation of investments                                  (21,667,417)     (21,282,394)
                                                                          -------------    -------------
    Total net assets                                                         91,111,411       92,344,603
                                                                          -------------    -------------
    Total liabilities and net assets                                      $ 114,152,739    $ 115,602,009
                                                                          =============    =============
Common shares issued and outstanding                                          9,485,180        9,408,511
                                                                          =============    =============
Net asset value per share                                                 $        9.61    $        9.82
                                                                          =============    =============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENTS OF OPERATIONS         MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                               2002             2001
                                                                          -------------    -------------
Investment Income:
Interest                                                                  $   5,316,224    $   5,595,844
Dividends                                                                       157,917          247,109
                                                                          -------------    -------------
    Total income                                                              5,474,141        5,842,953
                                                                          -------------    -------------
Expenses:
Management fee                                                                  410,345          415,888
Trustees' fees and expenses                                                      51,788           53,663
Transfer agent/registrar's expenses                                              12,000           15,150
Interest                                                                        477,481          733,278
Reports to shareholders                                                          42,000           46,800
Audit and legal                                                                  24,000           19,399
Other                                                                            (7,387)          40,699
                                                                          -------------    -------------
    Total expenses                                                            1,010,227        1,324,877
                                                                          -------------    -------------
Net investment income (2002 -- $.47 per share; 2001 -- $.48 per share)        4,463,914        4,518,076
                                                                          -------------    -------------

Net realized and unrealized gain (loss) on investments:
Realized gain on investments                                                  2,711,676        3,382,384
Net change in unrealized depreciation of investments                           (268,748)      (5,036,964)
                                                                          -------------    -------------
    Net gain (loss) on investments                                            2,442,928       (1,654,580)
                                                                          -------------    -------------
Net increase in net assets resulting from operations                      $   6,906,842    $   2,863,496
                                                                          =============    =============







                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS         MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                               2002             2001
                                                                          -------------    -------------
Net decrease in cash:
  Cash flows from operating activities:
  Interest and dividends received                                         $   4,798,454    $   5,141,296
  Interest expense paid                                                        (559,436)        (784,285)
  Operating expenses paid                                                      (380,763)        (926,469)
  Federal income tax paid                                                          --               --
                                                                          -------------    -------------
    Net cash provided by operating activities                                 3,858,255        3,430,542
                                                                          -------------    -------------
Cash flows from investing activities:
  Increase from short-term portfolio securities, net                         (2,235,865)       4,109,971
  Purchase of portfolio securities                                          (23,254,123)     (13,195,322)
  Proceeds from disposition of portfolio securities                          24,443,184       14,165,110
                                                                          -------------    -------------
    Net cash (used for) provided by investing activities                     (1,046,804)       5,079,759
                                                                          -------------    -------------
    Net cash provided by operating and investing activities                   2,811,451        8,510,301
                                                                          -------------    -------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends           384,002          786,774
  Cash dividends paid from net investment income                             (4,538,404)      (4,493,542)
  Cash dividends paid from net realized gain on investments                        --         (5,133,032)
                                                                          -------------    -------------
    Net cash used for financing activities                                   (4,154,402)      (8,839,800)
                                                                          -------------    -------------

Net decrease in cash                                                         (1,342,951)        (329,499)
Cash -- beginning of year                                                     1,467,903          587,230
                                                                          -------------    -------------
Cash -- end of period                                                     $     124,952    $     257,731
                                                                          =============    =============

Reconciliation of net increase in net assets to net cash provided by operating and investing activities:

Net increase in net assets resulting from operations                      $   6,906,842    $   2,863,496
                                                                          -------------    -------------

  (Increase) decrease in investments                                         (3,662,232)       6,604,232
  (Increase) decrease in interest and dividends receivable, net                (324,293)         135,256
  Decrease (increase) in receivable for investments sold                         54,676         (317,680)
  Increase in other assets                                                      (13,298)        (345,806)
  Decrease in payable for investments purchased                                (250,000)         (43,319)
  Increase in management fee payable                                             11,297            6,031
  Decrease in interest payable                                                  (81,955)         (51,008)
  Decrease in accrued expenses                                                  (39,171)         (42,752)
  Increase (decrease) in accounts payable                                       209,585         (298,149)
                                                                          -------------    -------------
    Total adjustments to net assets from operations                          (4,095,391)       5,646,805
                                                                          -------------    -------------
    Net cash provided by operating and investing activities               $   2,811,451    $   8,510,301
                                                                          =============    =============






                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS


For the six months ended June 30, 2002 and 2001
(Unaudited)

                                                                               2002             2001
                                                                          -------------    -------------
Increase in net assets:
Operations:
  Net investment income                                                   $   4,463,914    $   4,518,076
  Net realized gain on investments                                            2,711,676        3,382,384
  Net change in unrealized depreciation of investments                         (268,748)      (5,036,964)
                                                                          -------------    -------------
  Net increase in net assets resulting from operations                        6,906,842        2,863,496

  Net increase in shares of beneficial interest transactions                    384,002          786,774

  Dividends to shareholders from:
  Net investment income (2002 -- $.24 per share; 2001 -- $.24 per share)     (2,271,686)      (2,253,673)
                                                                          -------------    -------------
    Total increase in net assets                                              5,019,158        1,396,597

Net Assets, beginning of year                                                86,092,253       90,948,006
                                                                          -------------    -------------
Net Assets, end of period (including undistributed net investment
  income in 2002 -- $2,773,112; 2001 -- $3,051,514)                       $  91,111,411    $  92,344,603
                                                                          =============    =============












                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA          MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:


                                                                           For the six
                                                                           months ended  For the
                                                                             6/30/02    year ended
                                                                           (unaudited)  12/31/2001
                                                                            ---------   ---------
Net asset value:
  Beginning of year                                                         $    9.12   $    9.75
                                                                            ---------   ---------
Net investment income                                                            0.47        0.93
Net realized and unrealized gain (loss) on investments                           0.26       (0.61)
                                                                            ---------   ---------
Total from investment operations                                                 0.73        0.32
                                                                            ---------   ---------
Dividends from net investment income to common shareholders                     (0.24)      (0.96)

Distributions for net realized gain on investments to common shareholders        --          --

Change from issuance of shares                                                   --          0.01
                                                                            ---------   ---------
Total distributions                                                             (0.24)      (0.95)
                                                                            ---------   ---------
Net asset value:

End of period                                                               $    9.61   $    9.12
                                                                            =========   =========
Per share market value:
End of period                                                               $   10.40   $    9.10
                                                                            =========   =========
Total investment return
Market value                                                                    17.19%*     (8.02)%
Net asset value                                                                  8.05%*      3.41%

Net assets (in millions):
End of period                                                               $   91.11   $   86.09

Ratio of operating expenses to average net assets                                0.63%*      1.22%

Ratio of interest expense to average net assets                                  0.54%*      1.47%

Ratio of total expenses to average net assets                                    1.17%*      2.69%

Ratio of net investment income to average net assets                             5.02%*      9.70%

Portfolio turnover                                                              22.17%*     21.58%






*Percentages represent results for the period and are not annualized.







                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES -- 105.02% (A)

PRIVATE PLACEMENT INVESTMENTS -- 100.20%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles
  12.5% Subordinated Note due 2010                         $1,125,000       2/29/00     $  985,677    $1,138,050
  Warrant, exercisable until 2010, to purchase
   common stock at $.02 per share (B)                        192 shs.       2/29/00        162,931        16,558
                                                                                        ----------    ----------
                                                                                         1,148,608     1,154,608
                                                                                        ----------    ----------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers
  19% Senior Subordinated Note due 2004 (B)                $  103,524       12/9/99        103,524        10,353
  7% Redeemable Preferred Stock (B)                        1,093 shs.      10/31/97      1,004,006          --
  Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                      3,222 shs.      10/31/97         12,495          --
                                                                                        ----------    ----------
                                                                                         1,120,025        10,353
                                                                                        ----------    ----------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items
  12% Senior Subordinated Note due 2007                    $1,684,300       4/30/99      1,511,316     1,717,986
  Common Stock (B)                                           561 shs.       4/30/99        561,150       530,357
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                        305 shs.       4/30/99        235,802       288,402
                                                                                        ----------    ----------
                                                                                         2,308,268     2,536,745
                                                                                        ----------    ----------
AMERICA'S BODY CO., INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles
  12% Senior Subordinated Note due 2007                    $1,750,000       11/2/98      1,566,641     1,622,950
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                         29 shs.       11/2/98        256,667          --
                                                                                        ----------    ----------
                                                                                         1,823,308     1,622,950
                                                                                        ----------    ----------
AMES TRUE TEMPER, INC.
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America
  13% Senior Subordinated Note due 2010                    $1,000,000       1/14/02        997,343       975,800
  10% Preferred Stock                                         81 shs.       2/28/02         81,178        74,651
  Class A Common Stock                                     1,114 shs.       2/28/02      1,114 892           892
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                      2,657 shs.       1/14/02          2,657            27
                                                                                        ----------    ----------
                                                                                         1,082,292     1,051,370
                                                                                        ----------    ----------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical
air and gas distribution systems
  Senior Secured Floating Rate Revolving Credit
   Facility due 2007                                       $   94,786        4/9/02         94,786        93,857
  Senior Secured Tranche A Floating Rate Note due 2008     $  647,604        4/9/02        647,604       642,682
  12% Senior Secured Note due 2010                         $  412,112        4/9/02        340,302       401,850
  Limited Partnership Interest (B)                         87,045 int        4/9/02         87,045        69,636
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                        794 shs.        4/9/02         72,856             8
                                                                                        ----------    ----------
                                                                                         1,242,593     1,208,033
                                                                                        ----------    ----------

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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
BETA BRANDS, INC. -- T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
  Senior Secured Tranche A Floating Rate
   Note due 2004                                           $1,077,173      12/23/97     $1,077,172    $  538,586
  17.75% Senior Secured Tranche B
   Note due 2005                                           $  395,415      12/23/97        395,414       197,707
  Preference Shares (B)                                  179,815 shs.       2/14/02              2          --
  Limited Partnership Interest of
   CM Equity Partners (B)                                  3.13% int.      12/22/97        416,215         4,170
  Warrant, exercisable until 2005, to purchase
   common stock at $.81 per share (B)                    107,267 shs.      12/23/97           --           1,073
                                                                                        ----------    ----------
                                                                                         1,888,803       741,536
                                                                                        ----------    ----------
BETTER MINERALS & Aggregates
A producer of high grade industrial and specialty silica
sands
  14% Redeemable Preferred Stock                             466 shs.       9/30/99        265,849       255,693
  Convertible Preferred Stock Series A and B, convertible
   into common stock at $9.26 per share (B)               62,997 shs.      12/19/96        583,300       495,812
  Common Stock (B)                                        10,013 shs.       9/30/99        399,505       339,579
  Warrants, exercisable until 2005 and 2010, to
   purchase common stock at $.01 per share (B)             5,700 shs.             *         64,247            56
                                                                                        ----------    ----------
                                                                                         1,312,901     1,091,140
                                                                                        ----------    ----------
C & K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging and
supply products
  Senior Secured Floating Rate Revolving Credit
   Facility due 2002 (B)                                   $  326,122       8/29/96        326,124        65,226
  Senior Secured Series A Floating Rate
   Term Note due 2002 (B)                                  $1,070,980       8/29/96      1,070,980       214,196
  12% Series B Term Note due 2004                          $  260,959       8/29/96        256,514        52,192
  Membership Interests (B)                                 2.81% int.       8/29/96         62,750          --
  Warrant, exercisable until 2004, to purchase
   membership interests at $.01 per interest (B)              18 int.       8/29/96         13,300          --
                                                                                        ----------    ----------
                                                                                         1,729,668       331,614
                                                                                        ----------    ----------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets
  8% Junior Subordinated Convertible
   Note due 2004, convertible into
   partnership points at $1,388.89 per point               $   54,054       9/29/95         54,054        55,708
  Warrant, exercisable until 2006, to purchase
   partnership points at $.01 per point (B)                   19 pts.       9/29/95         25,130          --
                                                                                        ----------    ----------
                                                                                            79,184        55,708
                                                                                        ----------    ----------


*12/19/96 and 9/30/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
CAPESUCCESS LLC
A provider of diversified staffing services
  Common Stock (B)                                         2,938 shs.       4/29/00     $   16,156    $   14,543
  Preferred Membership Interests (B)                       806 int.         4/29/00          3,598         3,238
  Common Membership Interests (B)                         10,421 int.       4/29/00         46,640        41,975
                                                                                        ----------    ----------
                                                                                            66,394        59,756
                                                                                        ----------    ----------
CAPITOL SPECIALTY PLASTICS, INC
A producer of desiccant strips used for packaging
pharmaceuticals products
  Common Stock (B)                                            55 shs.             *            252           201
                                                                                        ----------    ----------
CHAPARRAL RESOURCES, INC. -- O.T.C
An international oil and gas exploration and production
company
  Common Stock (B)                                            41 shs.       12/3/97          1,599            74
                                                                                        ----------    ----------
COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal
stampings
  Senior Secured Floating Rate Revolving Credit
   Facility due 2006                                       $   12,346        1/7/02         12,346        12,036
  Senior Secured Floating Rate Tranche A Note
   due 2008                                                $  790,124       6/26/01        790,124       774,558
  12% Senior Secured Tranche B Note due 2008               $  370,370       6/26/01        329,071       365,444
  Limited Partnership Interest (B)                           185 shs.       6/26/01        185,185       148,148
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                     61,163 shs.       6/26/01         45,370           612
                                                                                        ----------    ----------
                                                                                         1,362,096     1,300,798
                                                                                        ----------    ----------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories
  12.5% Senior Subordinated Note due 2008                  $  843,750       9/22/00        720,953       790,594
  28% Preferred Stock                                         38 shs.       11/2/01         37,500        36,326
  Common Stock (B)                                           756 shs.       9/22/00        281,250       253,124
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        446 shs.       9/22/00        140,625             4
                                                                                        ----------    ----------
                                                                                         1,180,328     1,080,048
                                                                                        ----------    ----------
CONSUMER PRODUCT ENTERPRISES, INC
A manufacturer of colored acrylic felt for consumer use
  Senior Secured Floating Rate Revolving Credit
   Note due 2003                                           $  374,887       12/8/95        374,887       149,955
  10.75% Senior Secured Term Note due 2003                 $  306,887       12/8/95        306,887       122,755
  12% Senior Subordinated Note due 2005                    $  400,287       12/8/95        389,436        80,057
  Common Stock (B)                                        92,280 shs.       12/8/95         92,280          --
  Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                     69,210 shs.       12/8/95         25,426          --
                                                                                        ----------    ----------
                                                                                         1,188,916       352,767
                                                                                        ----------    ----------

*12/30/97 and 5/29/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
CONTICO INTERNATIONAL, INC
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products
  12% Senior Subordinated Note due 2003                    $  100,000       3/23/93     $  100,000    $  101,840
                                                                                        ----------    ----------
CORVEST GROUP, INC
A manufacturer and distributor of promotional products
  12% Senior Subordinated Note due 2007                    $2,045,455             *      1,932,905     1,840,910
  Common Stock (B)                                            30 shs.             *         51,136        38,353
  Limited Partnership Interest (B)                        10.23% int.             *        151,817       113,860
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                         97 shs.             *        157,343       125,302
                                                                                        ----------    ----------
                                                                                         2,293,201     2,118,425
                                                                                        ----------    ----------
DELSTAR HOLDINGS CORP
A manufacturer of plastic netting for a wide variety
of industries
  Convertible Preferred Stock, convertible into common
  stock at $12.16 per share                                1,758 shs.       10/5/01        213,691           176
                                                                                        ----------    ----------
DEXTER MAGNETICS TECHNOLOGIES, INC
A designer, fabricator, assembler, and distributor of
industrial magnets and subassemblies in North America
and Europe
  12% Senior Subordinated Note due 2006                    $  733,695       7/19/01        628,226       711,391
  Common Stock (B)                                           310 shs.       7/19/01        309,783       278,802
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                        157 shs.       7/19/01        132,677             2
                                                                                        ----------    ----------
                                                                                         1,070,686       990,195
                                                                                        ----------    ----------
DHD HEALTHCARE, INC
A designer, manufacturer, and distributor of plastic,
noninvasive medical devices used for respiratory care
  Senior Secured Floating Rate Tranche A Note due 2008     $  775,781        2/8/01        775,781       777,643
  12% Senior Secured Tranche B Note due 2009               $  328,125        2/8/01        281,250       328,847
  Limited Partnership Interest of Riverside Capital
   Appreciation Fund III, LP (B)                           1.56% int.        2/8/01         93,656        74,925
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        530 shs.        2/8/01         46,875             5
                                                                                        ----------    ----------
                                                                                         1,197,562     1,181,420
                                                                                        ----------    ----------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories
  12% Senior Subordinated Note due 2007                    $1,776,307      12/22/99      1,602,415     1,825,511
  8% Convertible Class B Subordinated
   Promissory Note due 2008                                $   47,352      12/22/99         47,150        47,437
  Class B Common Stock (B)                                13,816 shs.      12/22/99        138,157       124,342
  Limited Partnership Interest                             4.61% int.      12/22/99        285,492       256,945
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                     23,958 shs.      12/22/99        219,078           240
                                                                                        ----------    ----------
                                                                                         2,292,292     2,254,475
                                                                                        ----------    ----------

*3/5/99 and 3/24/99
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
DIVERSCO, INC./DHI HOLDINGS, INC
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers
  Membership Interests of MM/Lincap
   Diversco Investments Ltd. LLC (B)                       1.74% int.       8/27/98     $  366,495    $     --
  Preferred Stock (B)                                      1,639 shs.      12/14/01      1,392,067       348,016
  Common Stock (B)                                         4,862 shs.      12/14/01           --            --
  Warrants, exercisable until 2003 & 2011, to purchase
   common stock of DHI Holdings, Inc. at $.01
   per share (B)                                           1,814 shs.             *        201,655          --
                                                                                        ----------    ----------
                                                                                         1,960,217       348,016
                                                                                        ----------    ----------
DT INDUSTRIES, INC
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products
7.16% Convertible Preferred Stock, convertible into
common stock at $14 per share (B)                         10,000 shs.       6/12/97        500,000       225,000
Common Stock (B)                                          89,438 shs.       6/21/02        584,047       250,426
                                                                                        ----------    ----------
                                                                                         1,084,047       475,426
                                                                                        ----------    ----------
EAGLE WINDOW & DOOR HOLDINGS CO.
A manufacturer of wood and aluminum-clad wood
windows and doors
12% Senior Subordinated Note due 2010                      $1,000,000        5/6/02        851,436       997,500
Common Stock (B)                                             125 shs.        5/6/02        125,000       112,500
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                           232 shs.        5/6/02        150,000             2
                                                                                        ----------    ----------
                                                                                         1,126,436     1,110,002
                                                                                        ----------    ----------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities
Limited Partnership Interest                               8,043 int.        1/1/01          7,746         6,866
                                                                                        ----------    ----------
ENZYMATIC THERAPY, INC
A manufacturer and distributor of branded natural
medicines and nutritional supplements
12% Senior Subordinated Note due 2009                      $  843,750       3/30/00        716,851       590,625
Limited Partnership Interest (B)                           0.76% int.       3/30/00        281,250       140,625
Warrant, exercisable until 2009, to purchase
common stock at $.01 per share (B)                           253 shs.       3/30/00        135,000             3
                                                                                        ----------    ----------
                                                                                         1,133,101       731,253
                                                                                        ----------    ----------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
EVANS CONSOLES, INC
A designer and manufacturer of consoles and control
center systems
  Senior Secured Tranche A Floating Rate Note
   due 2005                                                $  512,650        3/2/98     $  512,650    $  492,503
  8.85% Senior Secured Tranche A Note due 2005             $  512,650        3/2/98        512,650       479,943
  11.75% Senior Secured Tranche B Note due 2006            $  350,000        3/2/98        317,184       333,900
  Senior Secured Floating Rate Revolving Credit
   Facility due 2005                                       $  420,000        3/2/98        420,000       397,194
  Common Stock (B)                                         13,524 shs.      2/11/98         47,691        38,153
  Limited Partnership Interest of CM
   Equity Partners (B)                                     63,525 int.      2/11/98         63,627        50,903
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                      17,391 shs.       3/2/98         56,000           174
                                                                                        ----------    ----------
                                                                                         1,929,802     1,792,770
                                                                                        ----------    ----------
EVOLVE SOFTWARE, INC
A provider of software for automating professional
services organizations
  Common Stock (B)                                            44 shs.       4/20/01            185             5
                                                                                        ----------    ----------
EXAMINATION MANAGEMENT SERVICES, INC
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing
  12% Senior Subordinated Note due 2007                    $1,116,867       3/16/99      1,050,431     1,020,370
  Limited Partnership Interest (B)                         2.79% int.        3/2/99      1,133,133       906,506
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                      40,888 shs.      3/16/99         93,072           409
                                                                                        ----------    ----------
                                                                                         2,276,636     1,927,285
                                                                                        ----------    ----------
FAIRMARKET, INC
A developer and deliverer of e-business selling and
marketing solutions for retailer, distributors, and
manufacturers
  Common Stock (B)                                            54 shs.       4/20/01             92            67
                                                                                        ----------    ----------
FASTENERS FOR RETAIL, INC
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments
  12.5% Senior Subordinated Note due 2007                  $1,932,000      12/22/99      1,736,334     1,989,960
  Class B Common Stock (B)                                   318 shs.      12/22/99        318,000       249,217
  Warrant, exercisable until 2007, to purchase
   common stock at $.02 per share (B)                        312 shs.      12/22/99        245,034       244,212
                                                                                        ----------    ----------
                                                                                         2,299,368     2,483,389
                                                                                        ----------    ----------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners,
electrical components and tools
  12% Senior Subordinated Note due 2008                    $  920,000        3/2/00        767,076       736,000
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        469 shs.        3/2/00        185,220             5
                                                                                        ----------    ----------
                                                                                           952,296       736,005
                                                                                        ----------    ----------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
GRAND EXPEDITIONS, INC
A luxury travel tour operation provider
15% Senior Subordinated Note due 2010 (B)                  $1,125,000       6/21/01     $  591,600    $  450,000
Warrant, exercisable until 2010, to purchase
common stock at $.01 per share (B)                         5,304 shs.       6/21/01        533,400            53
                                                                                        ----------    ----------
                                                                                         1,125,000       450,053
                                                                                        ----------    ----------
HAMILTON FUNERAL SERVICES CENTERS, INC
The largest privately held owner and operator of funeral
homes in the United States
16.5% Senior Subordinated Note due 2007 (B)                $2,208,026             *      2,147,182     1,104,013
Warrant, exercisable until 2007, to purchase
common stock at $1 per share (B)                         196,421 shs.             *         28,131          --
                                                                                        ----------    ----------
                                                                                         2,175,313     1,104,013
                                                                                        ----------    ----------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities
Series A Preferred Units (B)                              25,000 uts.       7/21/94        128,009        89,605
                                                                                        ----------    ----------
HUSSEY SEATING COMPANY
A manufacturer of spectator seating products
Senior Secured Floating Rate Revolving
Note due 2006                                              $  860,625       6/12/96        860,625       771,808
Senior Secured Floating Rate Note due 2006                 $  568,125            **        568,125       509,494
Preferred Stock                                            6,750 shs.        8/3/01        611,605       458,703
Warrant, exercisable until 2006, to purchase
common stock at $.01 per share (B)                         2,860 shs.           ***        112,500            29
                                                                                        ----------    ----------
                                                                                         2,152,855     1,740,034
                                                                                        ----------    ----------
IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers
streaming media with viewing and listening quality
Common Stock (B)                                             116 shs.       4/20/01            594          --
                                                                                        ----------    ----------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments
  11% Senior Secured Note due 2007                         $1,033,569        6/1/00      1,033,569       980,444
  Common Stock (B)                                           130 shs.        6/1/00        149,500       112,125
                                                                                        ----------    ----------
                                                                                         1,183,069     1,092,569
                                                                                        ----------    ----------
JACKSON PRODUCTS, INC
A manufacturer and distributor of a variety of industrial
and highway safety products
Common Stock (B)                                             113 shs.       8/16/95         11,311        27,429
Warrant, exercisable until 2005, to purchase
common stock at $.01 per share (B)                           521 shs.       8/16/95         52,052       126,160
                                                                                        ----------    ----------
                                                                                            63,363       153,589

* 1/25/99 and 7/16/99.
** 6/12/96 and 6/11/99.
*** 6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                    $  510,187        8/4/00     $  457,267    $  484,576
  14% Cumulative Redeemable Preferred Stock Series A         153 shs.        8/4/00        153,119       143,305
  Limited Partnership Interest of
   Saw Mill Capital Fund II, L.P. (B)                      1.33% int.        8/3/00        469,327       352,012
  Warrants, exercisable until 2008 and 2009, to
   purchase common stock at $.01 per share (B)            26,931 shs.        8/4/00         61,101           269
                                                                                        ----------    ----------
                                                                                         1,140,814       980,162
                                                                                        ----------    ----------
KEEPSAKE QUILTING, INC
A seller of quilting fabrics, books, patterns, kits and
notions to consumers
  Senior Secured Floating Rate Tranche A
   Note due 2007                                           $  660,469       6/16/00        660,469       658,422
  12% Senior Secured Tranche B Note due 2008               $  314,509       6/16/00        292,599       318,189
  Limited Partnership Interest of
   Riverside XVI Holding Company, L.P. (B)                 3.02% int.       6/12/00        188,841       169,957
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        633 shs.       6/12/00         26,209             6
                                                                                        ----------    ----------
                                                                                         1,168,118     1,146,574
                                                                                        ----------    ----------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants, and residual fuels
  12.5% Senior Subordinated Note due 2009                  $  962,170       4/30/01        962,170       961,785
  Preferred Stock (B)                                        163 shs.       4/30/01        163,000       130,400
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                        142 shs.       4/30/01              7             1
                                                                                        ----------    ----------
                                                                                         1,125,177     1,092,186
                                                                                        ----------    ----------
LANCASTER LABORATORIES, INC
One of the largest laboratory testing operations in the
United States
  12% Senior Subordinated Note due 2007                    $  883,929       9/25/00        727,858       867,665
  Common Stock (B)                                       241,071 shs.       9/25/00        241,071       216,964
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                    214,668 shs.       9/25/00        184,420         2,147
                                                                                        ----------    ----------
                                                                                         1,153,349     1,086,776
                                                                                        ----------    ----------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles,
trucks and vans
  12.5% Senior Subordinated Note due 2006                  $2,036,000             *      1,796,959     1,957,207
  Common Stock (B)                                        30,571 shs.             *        213,998        41,577
  Warrant, exercisable until 2006, to purchase
   common stock at $.11 per share (B)                     57,402 shs.             *        318,838        73,015
                                                                                        ----------    ----------
                                                                                         2,329,795     2,071,799
                                                                                        ----------    ----------

*12/23/98 and 1/28/99
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
MAXTEC INTERNATIONAL CORP
A manufacturer and distributor of remote control operating
systems for overhead cranes
  Senior Floating Rate Revolving Credit
   Facility due 2002                                       $  230,773       6/28/95     $  230,773    $  229,919
  Common Stock (B)                                        38,462 shs.       6/28/95        115,386        86,540
  Warrant, exercisable until 2005, to purchase
   common stock at $.01 per share (B)                     19,795 shs.       6/28/95         85,714           198
                                                                                        ----------    ----------
                                                                                           431,873       316,657
                                                                                        ----------    ----------
MERIT INDUSTRIES, INC
A designer and manufacturer of coin-operated video and
dart games
  12% Senior Subordinated Note due 2006                    $1,355,140       8/19/98      1,263,705     1,273,614
  Limited Partnership Interest of
   Riverside X Holding Company, L.P. (B)                   3.15% int.             *        684,028       615,645
  Warrant, exercisable until 2006, to purchase
   limited partnership interests at $.01 per share (B)       927 int.       8/19/98         92,706             9
                                                                                        ----------    ----------
                                                                                         2,040,439     1,889,268
                                                                                        ----------    ----------
MOSS, INC
A manufacturer and distributor of large display and
exhibit structures
  Senior Secured Floating Rate Revolving Note due 2005     $  105,710       9/21/00        105,710        52,856
  Senior Secured Tranche A Floating Rate
   Note due 2007                                           $  768,800       9/21/00        768,800       384,400
  12% Senior Secured Tranche B Note due 2008               $  240,250       9/21/00        220,367       120,125
  Limited Partnership Interest of
   Riverside Capital Appreciation Fund I, L.P. (B)         3.56% int.       9/20/00        178,060        44,510
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        264 shs.       9/21/00         23,064             3
                                                                                        ----------    ----------
                                                                                         1,296,001       601,894
                                                                                        ----------    ----------
NEXELL THERAPEUTICS, INC
A provider of cell therapy technology to the medical
community
  3% Cumulative Convertible Preferred Stock Series B,      2,250 shs.   11/24/99         2,250,000     2,248,200
  due 2008, convertible into common stock at
  $2.75 per share
  Warrant, exercisable until 2008, to purchase
   common stock at $12 per share (B)                     107,143 shs.   11/24/99              --           1,071
                                                                                        ----------    ----------
                                                                                         2,250,000     2,249,271
                                                                                        ----------    ----------

*8/12/98, 8/11/99 and 3/3/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
NPC, INC
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines
  Senior Secured Floating Rate Revolving Note
   due 2006                                                $  213,558       6/25/99     $  213,558    $  204,707
  Senior Secured Floating Rate Note due 2006               $1,520,339       6/25/99      1,520,339     1,480,810
  12% Senior Secured Tranche B Note due 2007               $  559,322       6/25/99        498,058       533,537
  Limited Partnership Interest of Riverside XIII
   Holding Company, L.P.                                    2.54% int.      6/11/99        168,715       126,532
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                         115 shs.      6/25/99         81,356             1
                                                                                        ----------    ----------
                                                                                         2,482,026     2,345,587
                                                                                        ----------    ----------
NYLONCRAFT, INC
A supplier of engineered plastic components for the
automotive industry
  9% Senior Secured Note due 2009                          $  464,286       1/28/02        464,286       458,343
  11.5% Senior Subordinated Note due 2012                  $  857,143       1/28/02        766,584       833,914
  Common Stock (B)                                        178,571 shs.      1/28/02        178,571       160,714
  Warrant, exercisable until 2012, to purchase
   common stock at $.01 per share (B)  138,985 shs                          1/28/02         92,597         1,390
                                                                                        ----------    ----------
                                                                                         1,502,038     1,454,361
                                                                                        ----------    ----------
OLYMPIC BOAT CENTERS, INC
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota, and British Columbia
  12% Senior Subordinated Note due 2006                    $1,387,000        8/7/98      1,279,035     1,300,451
  12% Senior Subordinated Note due 2008                    $  244,154        2/9/00        219,702       231,019
  Limited Partnership Interest of Riverside VIII
   Holding Company, L.P. (B)                                6.80% int.            *        722,435       578,041
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                      15,166 shs.           **        206,041           152
                                                                                        ----------    ----------
                                                                                         2,427,213     2,109,663
                                                                                        ----------    ----------
PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic
fill bed pillows and comforters
  15.5% Senior Subordinated Note due 2004                  $1,166,667       6/27/97      1,166,667     1,205,517
                                                                                        ----------    ----------
PARADIGM PACKAGING, INC
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care
and food packaging markets
  12% Senior Subordinated Note due 2008                    $1,125,000      12/19/00      1,000,867     1,111,162
  Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                          140,625 int.     12/21/00        140,625       112,500
                                                                                        ----------    ----------
                                                                                         1,141,492     1,223,662
                                                                                        ----------    ----------

**8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/29/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures
  12.2% Senior Subordinated Note due 2009                  $1,035,000       1/29/01     $  910,268    $1,066,464
  Common Stock (B)                                            61 shs.       1/29/01         61,000        33,253
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                        171 shs.       1/29/01        139,327        93,308
                                                                                        ----------    ----------
                                                                                         1,110,595     1,193,025
                                                                                        ----------    ----------
PHARMACEUTICAL BUYERS, INC
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment
  10.5% Senior Secured Note due 2005                       $  155,491      11/30/95        155,491       157,715
  10.5% Senior Secured Convertible Note
   due 2005, convertible into common stock
   at $50,000 per share                                    $   97,500      11/30/95         97,500       140,127
  Common Stock                                                 3 shs.      11/30/95        169,000       220,801
                                                                                        ----------    ----------
                                                                                           421,991       518,643
                                                                                        ----------    ----------
PLASSEIN PACKAGING, INC
A manufacturer of flexible packaging products
  13% Senior Subordinated Note due 2007                    $  404,263       8/15/00        354,874       282,984
  12% Junior Subordinated Note due 2008                    $  348,833       8/15/00        246,964       174,417
  15% Junior Subordinated Note due 2008                    $   38,939      11/14/01         38,125        19,469
  Convertible Preferred Stock, convertible into
   common stock at $1 per share (B)                      152,606 shs.       8/15/00        152,606        45,782
  Common Stock (B)                                       236,627 shs.       8/15/00        153,293        45,989
  Warrants, exercisable until 2007 and 2008, to
   purchase common stock at $.01 per share (B)           255,569 shs.       8/15/00         50,739         2,555
                                                                                        ----------    ----------
                                                                                           996,601       571,196
                                                                                        ----------    ----------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC
A leading manufacturer of polypropylene twine for
the hay bailing marketplace
  11% Senior Subordinated Note due 2010 (B)                $  956,250        3/1/00        901,434       478,125
  10% Junior Subordinated Note due 2010 (B)                $  126,562        3/1/00        126,562        31,641
  Common Stock (B)                                        84,375 shs.        3/1/00         42,188          --
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                     84,000 shs.        3/1/00         54,816          --
                                                                                        ----------    ----------
                                                                                         1,125,000       509,766
                                                                                        ----------    ----------
PRECISION DYNAMICS, INC
A manufacturer of custom-designed solenoid valves
and controls
  Senior Secured Floating Rate Revolving Credit
   Facility due 2003                                       $  431,950       7/22/96        431,950       422,275
  Senior Secured Floating Rate Term Note due 2003          $  823,150       7/22/96        823,150       807,346
  12% Senior Secured Term Note due 2004                    $  244,500       7/22/96        227,827       238,241
  8% Preferred Stock                                         183 shs.       7/22/96        115,978        98,347
  Common Stock (B)                                           299 shs.       7/22/96         14,489         7,244
  Warrant, exercisable until 2004, to purchase
   common stock at $.01 per share (B)                        162 shs.       7/22/96         49,000             2
                                                                                        ----------    ----------
                                                                                         1,662,394     1,573,455
                                                                                        ----------    ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products
  12% Senior Subordinated Note due 2008                    $  948,000       8/29/00     $  794,534    $  954,067
  Limited Partnership Interest of MHD
   Holdings LLC (B)                                        0.95% int.       8/29/00        427,000       384,300
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                      3,683 shs.       8/29/00        169,867            36
                                                                                        ----------    ----------
                                                                                         1,391,401     1,338,403
                                                                                        ----------    ----------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and
concrete industries
  6% Redeemable Preferred Membership Interests             1,262 int.             *      1,390,495     1,295,385
  Common Membership Interests                              4,932 int.             *         30,059        19,403
                                                                                        ----------    ----------
                                                                                         1,420,554     1,314,788
                                                                                        ----------    ----------
PROTEIN GENETICS, INC
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries
  9.8% Redeemable Exchangeable Preferred Stock               332 shs.       8/12/94         33,217        16,608
  Common Stock (B)                                           682 shs.       8/12/94         42,365          --
                                                                                        ----------    ----------
                                                                                            75,582        16,608
                                                                                        ----------    ----------
PW EAGLE, INC. -- O.T.C
An extruder of small and medium diameter plastic pipe
and tubing in the United States
  14% Senior Subordinated Note due 2007                    $1,769,202       9/16/99      1,794,315     1,643,763
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                    101,505 shs.       9/16/99              1       579,188
                                                                                        ----------    ----------
                                                                                         1,794,316     2,222,951
                                                                                        ----------    ----------
RENT-WAY, INC. -- O.T.C
An operator of rent-to-own stores across the United States
  Warrant, exercisable until 2002, to purchase
   common stock at $9.94 per share (B)                    16,251 shs.       7/18/95           --          56,565
                                                                                        ----------    ----------
RIVERSIDE '98 GRANTOR TRUST
An acquirer of substantial interests in various
manufacturing and service companies
  Limited Partnership Interest                           177,776 int.        1/4/02        177,776       159,999
                                                                                        ----------    ----------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers
  13% Senior Subordinated Note due 2011                    $1,125,000       2/28/01      1,016,222     1,111,838
  Warrant, exercisable until 2011, to purchase
   common stock at $.01 per share (B)                        122 shs.       2/28/01        108,778             1
                                                                                        ----------    ----------
                                                                                         1,125,000     1,111,839
                                                                                        ----------    ----------

*7/31/97 and 1/4/99.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
SABEX 2002, INC
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products
  12% Senior Subordinated Note due 2009                    $1,125,000       4/19/02     $1,053,087    $1,119,375
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                     27,046 shs.       4/19/02         73,086           270
                                                                                        ----------    ----------
                                                                                         1,126,173     1,119,645
                                                                                        ----------    ----------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC
A manufacturer of vertical panel saws and routers for the
wood working industry
  Senior Secured Floating Rate Tranche A
   Note due 2007                                           $1,399,859        6/2/99      1,399,859     1,399,859
  12% Senior Secured Tranche B Note due 2007               $  646,089        6/2/99        646,089       651,775
  Class B Common Stock (B)                                   846 shs.        6/2/99        146,456        89,608
                                                                                        ----------    ----------
                                                                                         2,192,404     2,141,242
                                                                                        ----------    ----------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products
  12% Senior Subordinated Note due 2009                    $1,125,000       6/13/02      1,028,961     1,102,612
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                      1,064 shs.       6/13/02         96,365            11
                                                                                        ----------    ----------
                                                                                         1,125,326     1,102,623

SNYDER INDUSTRIES, INC
A manufacturer of proprietary rotationally molded
polyethylene containers
  12.25% Senior Subordinated Note due 2007                 $2,250,000       12/6/99      2,029,636     2,226,600
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                        369 shs.       12/6/99        306,818             4
                                                                                        ----------    ----------
                                                                                         2,336,454     2,226,604
                                                                                        ----------    ----------
SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the
United States
  14% Senior Subordinated Note due 2008                    $1,080,693        3/1/00      1,061,865     1,104,684
  Preferred LLC Interests (B)                                 69 int.        3/1/00         69,270        62,918
  Common LLC Interests (B)                                33,393 int.        3/1/00          4,948         3,957
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                    134,925 shs.        3/1/00         18,890         1,349
                                                                                        ----------    ----------
                                                                                         1,154,973     1,172,908
                                                                                        ----------    ----------
STAR INTERNATIONAL, INC
A manufacturer of commercial cooking appliances
  11% Senior Secured Note due 2004                         $  760,550       1/25/00        734,871       751,195
  9.65% Senior Secured Note due 2004                       $1,117,313       5/27/94        117,313       114,380
  10.5% Subordinated Note due 2004                         $  179,104       5/27/94        179,104       171,026
  Common Stock (B)                                         1,077 shs.       5/27/94         64,904        41,343
  Warrant, exercisable until 2004, to purchase
   common stock at $.01 per share (B)                      1,271 shs.             *         57,243        48,776
                                                                                        ----------    ----------
                                                                                         1,153,435     1,126,720
                                                                                        ----------    ----------

*5/27/94 and 1/25/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC
A provider of kitchen and restaurant design, equipment
fabrication and installation services
  12% Senior Subordinated Note due 2008                    $2,250,000       1/14/00     $1,939,941    $2,047,500
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                     19,836 shs.       1/14/00        382,500           619
                                                                                        ----------    ----------
                                                                                         2,322,441     2,048,119
                                                                                        ----------    ----------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products
  12.5% Senior Subordinated Note due 2007                  $1,356,000        2/5/98      1,230,994     1,360,746
  Common Stock (B)                                           315 shs.        2/4/98        315,000       283,500
  Warrant, exercisable until 2006, to purchase
   common stock at $.01 per share (B)                        222 shs.        2/5/98        184,416             2
                                                                                        ----------    ----------
                                                                                         1,730,410     1,644,248
                                                                                        ----------    ----------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems
  12.25% Senior Subordinated Note due 2009                 $  654,000        5/9/00        522,660       665,510
  Limited Partnership Interest of KT
   Holding Company, L.P. (B)                               0.27% int.        5/5/00        409,365       368,435
  Warrant, exercisable until 2009, to purchase
   common stock at $.01 per share (B)                        391 shs.        5/9/00        152,055        38,867
                                                                                        ----------    ----------
                                                                                         1,084,080     1,072,812
                                                                                        ----------    ----------
TIDEWATER HOLDINGS, INC
An operator of a barge transportation line on the
Columbia/Snake River system
  Convertible Preferred Stock, convertible into
   common stock at $1,000 per share (B)                      560 shs.       7/25/96        560,000       448,000
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        237 shs.       7/25/96         24,103       189,504
                                                                                        ----------    ----------
                                                                                           584,103       637,504
                                                                                        ----------    ----------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components
  12.75% Senior Subordinated Note due 2008                 $  992,647       12/6/01        992,647       974,978
  Membership Interests (B)                                 132,353 int.       12/6/01        132,353       119,118
                                                                                        ----------    ----------
                                                                                         1,125,000     1,094,096
                                                                                        ----------    ----------
TransMontaigne Oil Company -- A.S.E
An independent petroleum products marketing company
  Common Stock (B)                                       277,771 shs.             *        909,179     1,512,463
                                                                                        ----------    ----------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
TRIDEX CORP. -- O.T.C
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants
  12% Senior Subordinated Note due 2005 (B)                $1,500,000       4/17/98     $1,500,000    $   30,000
  Common Stock (B)                                        35,714 shs.       4/17/98        249,998          --
  Warrant, exercisable until 2005, to purchase
   common stock at $2.03 per share (B)                   109,091 shs.       5/26/98              1          --
                                                                                        ----------    ----------
                                                                                         1,749,999        30,000
                                                                                        ----------    ----------
TRONAIR, INC
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets
  10.5% Senior Secured Term Note due 2008                  $1,353,750       1/20/00      1,353,750     1,296,080
  12% Senior Subordinated Note due 2010                    $  758,100       1/20/00        710,377       694,723
  Common Stock (B)                                       129,960 shs.       1/20/00        129,960       103,968
  Warrant, exercisable until 2010, to purchase
   common stock at $.01 per share (B)                    148,912 shs.       1/20/00         56,316         1,489
                                                                                        ----------    ----------
                                                                                         2,250,403     2,096,260
                                                                                        ----------    ----------
TRUSEAL TECHNOLOGIES, INC
A manufacturer of sealant systems for the North American
window and door market
  12.25% Senior Subordinated Note due 2006                 $1,338,000       6/23/97      1,236,806     1,338,000
  Limited Partnership Interest (B)                         5.02% int.       6/17/97        412,300       371,070
  Warrant, exercisable until 2006, to purchase
   limited partnership interests at $.01 per unit (B)        630 uts.       6/23/97        188,536        26,360
                                                                                        ----------    ----------
                                                                                         1,837,642     1,735,430
                                                                                        ----------    ----------
TVI, INC
A retailer of used clothing in the United States, Canada
and Australia
  15.971% Senior Subordinated Note due 2008                $1,042,549        5/2/00      1,011,809     1,034,665
  Common Stock (B)                                       187,500 shs.        5/2/00        187,500       168,750
                                                                                        ----------    ----------
                                                                                         1,199,309     1,203,415
                                                                                        ----------    ----------
US AIRWAYS GROUP -- N.Y.S.E
A domestic and international airline
 10.8% Series A Secured Loan Certificates due 2003         $  115,093       6/29/94        111,628       108,061
                                                                                        ----------    ----------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings
  12.5% Senior Subordinated Note due 2007                  $1,834,000      12/14/99      1,638,701     1,467,200
  Class B Common Stock (B)                                   352 shs.      12/14/99        351,600       175,800
  Warrant, exercisable until 2007, to purchase
   common stock at $.01 per share (B)                        299 shs.      12/14/99        244,533             3
                                                                                        ----------    ----------
                                                                                         2,234,834     1,643,003
                                                                                        ----------    ----------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                         Shares, Units,
                                                            Warrants,
                                                          Ownership or    Acquisition                 Fair Value
                                                        Principal Amount     Date          Cost       at 6/30/02
                                                           ----------      --------     ----------    ----------
CORPORATE RESTRICTED SECURITIES (A)(Continued)
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests
in other entities
  Series A Preferred Units (B)                             0.03% int.       12/2/96     $        1    $        2
                                                                                        ----------    ----------
VITEX PACKAGING, INC
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
  12% Senior Subordinated Note due 2008                    $1,082,787      12/18/00      1,004,557     1,112,997
  Limited Partnership Interest of Riverside VI
   Holding Company, L.P.                                   2.73% int.             *        198,559       158,840
  Limited Partnership Interest of Riverside
   Capital Appreciation Fund II, LP(B)                     0.84% int.      12/18/00         42,213        33,770
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                        160 shs.            **        123,166             2
                                                                                        ----------    ----------
                                                                                         1,368,495     1,305,609
                                                                                        ----------    ----------
WASHINGTON INVENTORY SERVICES, INC
A provider of physical inventory taking and other related
services to retailers
  12.5% Senior Subordinated Note due 2008                  $  871,878       11/3/00        848,880       880,074
  Senior Preferred Stock (B)                               2,484 shs.       11/1/00        248,379       242,815
  Class B Common Stock (B)                                 4,743 shs.       11/1/00          4,743         4,269
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                      2,107 shs.       11/3/00         26,367            21
                                                                                        ----------    ----------
                                                                                         1,128,369     1,127,179
                                                                                        ----------    ----------
WEC COMPANY, INC
A maker of attachments for prime moving equipment
Common Stock (B)                                           5,567 shs.      12/31/01        750,000       149,994
                                                                                        ----------    ----------
WICOR AMERICAS, INC
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers
  20% Senior Subordinated Secured Note due 2009            $1,162,625       11/9/01      1,162,241     1,151,696
                                                                                        ----------    ----------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                    107,893,907    91,295,427
                                                                                       -----------    ----------

**12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                                             Shares or
                                                  Interest       Due         Principal                      Fair Value
CORPORATE RESTRICTED SECURITIES (A)(Continued)      Rate         Date          Amount          Cost         at 6/30/02
                                                   ------      --------    ------------    ------------    ------------
RULE 144A SECURITIES - 4.82%: (A)

BONDS - 3.45%
  Block Communications, Inc.                        9.250%     04/15/09    $    375,000    $    375,000    $    373,125
  Cuddy International Corp. (B)                    10.750      12/01/07         208,870         205,750          87,726
  Enserch Exploration, Inc.                         7.540      01/02/09         677,408         677,408         645,298
  Isle of Capri Casinos, Inc.                       9.000      03/15/12         400,000         400,000         404,000
  JohnsonDiversey, Inc.                             9.625      05/15/12         200,000         200,000         208,000
  TCW Leveraged Income Trust, L.P.                  8.410      03/31/04       1,500,000       1,500,000       1,425,000
                                                                           ------------    ------------    ------------
    TOTAL BONDS                                                            $  3,361,278       3,358,158       3,143,149
                                                                           ============    ============    ============

CONVERTIBLE BONDS - 1.36%
  Advanced Micro Devices, Inc.                      4.750%     02/01/22    $    250,000         198,724         195,312
  Cymer, Inc.                                       3.500      02/15/09         450,000         450,000         444,375
  Hyperion Solutions Corp.                          4.500      03/15/05         100,000         100,000          90,000
  Invitrogen Corp.                                  2.250      12/15/06         225,000         225,000         175,219
  Sanmina-SCI Corp.                                 0.000      09/12/20         570,000         237,262         208,050
  Triquint Semiconductor, Inc.                      4.000      03/01/07         120,000          89,836          90,600
  Viropharma, Inc.                                  6.000      03/01/07         110,000          75,350          40,012
                                                                           ------------    ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                $  1,825,000       1,376,172       1,243,568
                                                                           ============    ============    ============

WARRANTS - 0.01%
  Winsloew Escrow Corp. (B)                                                         700               7           7,087
                                                                                           ------------    ------------
    TOTAL WARRANTS                                                                                    7           7,087
                                                                                           ------------    ------------

TOTAL RULE 144A SECURITIES                                                                    4,734,337       4,393,804
                                                                                           ------------    ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                      $112,628,244    $ 95,689,231
                                                                                           ------------    ------------





--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                                             Shares or
                                                  Interest       Due         Principal                      Fair Value
CORPORATE PUBLIC SECURITIES - 9.10%:(A)            Rate         Date          Amount          Cost         at 6/30/02
                                                   ------      --------    ------------    ------------    ------------
BONDS - 4.87%
  Airplanes Pass Thru Trust                         8.150%     03/15/19    $  1,399,350    $  1,398,113    $    912,628
  Derby Cycle Corp. (B)                            10.000      05/15/08         314,455         314,455           3,145
  G F S I, Inc.                                     9.625      03/01/07         125,000         105,409         110,000
  Hexcel Corp.                                      9.750      01/15/09         390,000         390,000         300,300
  L L S Corp. (B)                                  11.625      08/01/09         425,000         378,250          38,250
  Neff Corp.                                       10.250      06/01/08         120,000         118,812          72,000
  Northwest Airlines Corp.                          8.970      01/02/15         837,039         837,039         824,684
  Numatics, Inc.                                    9.625      04/01/08         560,000         546,543         330,400
  Sports Club Co.                                  11.375      03/15/06         400,000         388,000         360,000
  United Refining Co.                              10.750      06/15/07         980,000         980,000         792,575
  Winsloew Escrow Corp.                            12.750      08/15/07         700,000         684,032         696,500
                                                                           ------------    ------------    ------------
    TOTAL BONDS                                                            $  6,250,844       6,140,653       4,440,482
                                                                           ============    ============    ============

COMMON STOCK - 1.40%
  Budget Group, Inc. (B)                                                         47,164         986,991           9,433
  Computer Horizons Corp. (B)                                                     6,268          31,051          30,337
  Convera Corp. (B)                                                              21,050         771,153          51,151
  EOS International, Inc. (B)                                                    39,375         438,156          42,919
  Florist Transworld Delivery, Inc. (B)                                           9,374          13,754         118,581
  H C I Direct, Inc. (B)                                                            500              --              50
  Key3media Group, Inc. (B)                                                     105,000         530,250          52,500
  Proton Energy Systems, Inc. (B)                                                14,000         177,078          44,940
  Rent-Way, Inc. (B)                                                             30,181         300,000         389,939
  Suprema Specialties, Inc. (B)                                                  17,500         223,125              18
  Titan Corp. (B)                                                                29,026          86,614         530,885
  Vina Technologies, Inc. (B)                                                       143             422              31
                                                                                           ------------    ------------
    TOTAL COMMON STOCK                                                                        3,558,594      1,270,784
                                                                                           ============    ============



--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

                                                                             Shares or
                                                  Interest       Due         Principal                      Fair Value
CORPORATE PUBLIC SECURITIES: (A)(Continued)         Rate         Date          Amount          Cost         at 6/30/02
                                                   ------      --------    ------------    ------------    ------------
CONVERTIBLE BONDS - 2.83%
  B E A Systems, Inc.                               4.000%     12/15/06    $    400,000    $    291,500    $    324,500
  Charter Communications, Inc.                      4.750      06/01/06         345,000         345,000         155,681
  Commscope, Inc.                                   4.000      12/15/06          90,000          87,275          72,770
  Corning, Inc.                                     0.000      11/08/15         425,000         315,318         212,500
  Cypress Semiconductor Corp.                       4.000      02/01/05         115,000         115,000         100,050
  F E I Company                                     5.500      08/15/08         800,000         759,500         706,000
  Hyperion Solutions Corp.                          4.500      03/15/05          30,000          21,300          27,000
  I T C\Deltacom, Inc. (B)                          4.500      05/15/06         470,000         227,950          32,900
  Mediacom Communications Corp.                     5.250      07/01/06         580,000         580,000         448,050
  S C I Systems, Inc.                               3.000      03/15/07         400,000         363,519         282,000
  Sanmina-SCI Corp.                                 0.000      09/12/20         595,000         212,687         217,175
                                                                           ------------    ------------    ------------
    TOTAL CONVERTIBLE BONDS                                                $  4,250,000       3,319,049       2,578,626
                                                                           ============    ------------    ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                      $ 13,018,296    $  8,289,892
                                                                                           ------------    ------------

                                                  Interest       Due        Principal                      Market Value
SHORT-TERM SECURITIES:                           Rate/Yield      Date         Amount           Cost         at 6/30/02
                                                 ----------    --------    ------------    ------------    ------------
COMMERCIAL PAPER - 7.96%
  Eaton Corporation                                 1.881%     07/02/02    $  1,575,000    $  1,574,918    $  1,574,918
  Ford Motor Credit Company                         2.002      07/08/02       1,800,000       1,799,300       1,799,300
  Pearson, Inc.                                     2.052      07/17/02       1,795,000       1,793,365       1,793,365
  Viacom, Inc.                                      2.000      07/01/02       1,060,000       1,060,000       1,060,000
  Washington Mutual Financial Corp.                 1.901      07/09/02       1,020,000       1,019,569       1,019,569
                                                                           ------------    ------------    ------------
    TOTAL SHORT-TERM SECURITIES                                            $  7,250,000    $  7,247,152    $ 7,247,152
                                                                           ============    ------------    ------------
TOTAL INVESTMENTS              122.08%                                                     $132,893,692    $111,226,275
                                                                                           ============    ------------
  Other Assets                   3.21                                                                         2,926,464
  Liabilities                  (25.29)                                                                      (23,041,328)
                              -------                                                                      ------------
TOTAL NET ASSETS               100.00%                                                                     $ 91,111,411
                              =======                                                                      ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

INDUSTRY CLASSIFICATION
                                                 Fair Value
Corporate Restricted Securities:                 at 6/30/02
                                               --------------
AUTOMOBILE - 5.65%
America's Body Co., Inc./LCP Holding Co.       $    1,622,950
LIH Investors, L.P.                                 2,071,799
Nyloncraft, Inc.                                    1,454,361
                                               --------------
                                                    5,149,110
                                               --------------
BEVERAGE, FOOD & TOBACCO - 2.34%
Beta Brands, Inc.                                     741,536
Cains Foods, L.P.                                      55,708
Premium Foods Group                                 1,338,403
                                               --------------
                                                    2,135,641
                                               --------------
BUILDINGS & REAL ESTATE - 9.13%
Adorn, Inc.                                         1,154,608
Eagle Window & Door Holdings Co.                    1,110,002
PGT Industries, Inc.                                1,193,025
Strategic Equipment & Supply Partners, Inc.         2,048,119
Therma-Tru Corporation                              1,072,812
Truseal Technologies, Inc.                          1,735,430
                                               --------------
                                                    8,313,996
                                               --------------
CARGO TRANSPORT - 1.90%
Kenan-Advantage Transport Company                   1,092,186
Tidewater Holdings, Inc.                              637,504
                                               --------------
                                                    1,729,690
                                               --------------
CHEMICAL, PLASTICS &
RUBBER - 2.78%
Contico International, Inc.                           101,840
Delstar Holdings Corp.                                    176
Process Chemicals LLC                               1,314,788
RK Polymers LLC                                     1,111,839
                                               --------------
                                                    2,528,643
                                               --------------
CONSUMER PRODUCTS - 11.64%
Alpha Shirt Company                                 2,536,745
Colibri Holdings Corporation                        1,080,048
Consumer Product Enterprises, Inc.                    352,767
Corvest Group, Inc.                                 2,118,425
Dexter Magnetics Technologies, Inc.                   990,195
G C-Sun Holdings, L.P.                                736,005
Keepsake Quilting, Inc.                             1,146,574
The Tranzonic Companies                             1,644,248
                                               --------------
                                                   10,605,007
                                               --------------
CONTAINERS, PACKAGING &
GLASS - 7.42%
C & K Manufacturing and Sales Company                 331,614
Capitol Specialty Plastics, Inc.                          201
Paradigm Packaging, Inc.                            1,223,662
Plassein Packaging, Inc.                              571,196
Selig Acquisition Corporation                       1,102,623
Snyder Industries, Inc.                             2,226,604
Vitex Packaging, Inc.                               1,305,609
                                               --------------
                                                    6,761,509
                                               --------------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 17.40%
D T Industries, Inc.                                  475,426
Evans Consoles, Inc.                                1,792,770
Highgate Capital LLC                                   89,605
Hussey Seating Company                              1,740,034
Jackson Products, Inc.                                153,589
Jason, Inc.                                           980,162
Maxtec International Corp.                            316,657
NPC, Inc.                                           2,345,587
Pacific Coast Feather Company                       1,205,517
PW Eagle, Inc.                                      2,222,951
Safety Speed Cut Manufacturing Company, Inc.        2,141,242
Tinnerman-Palnut Engineered Components              1,094,096
WEC Company, Inc.                                     149,994
Wicor Americas, Inc.                                1,151,696
                                               --------------
                                                   15,859,326
                                               --------------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 9.22%
Diversco, Inc./DHI Holdings, Inc.                     348,016
Examination Management Services, Inc.               1,927,285
Hamilton Funeral Services Centers, Inc.             1,104,013
Lancaster Laboratories, Inc.                        1,086,776
Pharmaceutical Buyers, Inc.                           518,643
Sabex 2002, Inc.                                    1,119,645
SpectaGuard Acquisition LLC                         1,172,908
Washington Inventory Services, Inc.                 1,127,179
                                               --------------
                                                    8,404,465
                                               --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2002
(Unaudited)

INDUSTRY CLASSIFICATION (Continued)
                                                 Fair Value
Corporate Restricted Securities: (Cont.)         at 6/30/02
                                               --------------
ELECTRONICS - 7.50%
Advanced Micro Devices                         $      195,312
Coining Corporation of America                      1,300,798
Directed Electronics, Inc.                          2,254,475
Evolve Software, Inc.                                       5
Fairmarket, Inc.                                           67
Hyperion Solutions Corp.                               90,000
IBEAM Broadcasting Corporation                           --
Integration Technology Systems, Inc.                1,092,569
Precision Dynamics, Inc.                            1,573,455
Sanmina-SCI Corp.                                     208,050
Tridex Corp.                                           30,000
Triquint Semiconductor, Inc.                           90,600
                                               --------------
                                                    6,835,331
                                               --------------
FARMING & AGRICULTURE - 0.67%
Cuddy International Corp.                              87,726
Polymer Technologies, Inc./
Poli-Twine Western, Inc.                              509,766
Protein Genetics, Inc.                                 16,608
                                               --------------
                                                      614,100
                                               --------------
HEALTHCARE, EDUCATION & CHILDCARE - 5.94%
Beacon Medical Products, Inc.                       1,208,033
DHD Healthcare, Inc.                                1,181,420
Enzymatic Therapy, Inc.                               731,253
Nexell Therapeutics, Inc.                           2,249,271
Viropharma, Inc.                                       40,012
                                               --------------
                                                    5,409,989
                                               --------------
HOME & OFFICE FURNISHINGS, HOUSEWARES,
AND DURABLE CONSUMER PRODUCTS - 4.85%
Fasteners for Retail, Inc.                          2,483,389
JohnsonDiversey, Inc.                                 208,000
Moss, Inc.                                            601,894
Star International, Inc.                            1,126,720
                                               --------------
                                                    4,420,003
                                               --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 5.34%
Adventure Entertainment Corporation                    10,353
Grand Expeditions, Inc.                               450,053
Isle of Capri Casinos, Inc.                           404,000
Merit Industries, Inc.                              1,889,268
Olympic Boat Centers, Inc.                          2,109,663
                                               --------------
                                                    4,863,337
                                               --------------
MACHINERY - 1.64%
Ames True Temper, Inc.                              1,051,370
Cymer, Inc.                                           444,375
                                               --------------
                                                    1,495,745
                                               --------------
MINING, STEEL, IRON & NON PRECIOUS
METALS - 1.20%
Better Minerals & Aggregates                        1,091,140
                                               --------------
MISCELLANEOUS - 4.53%
CapeSuccess LLC                                        59,756
East River Ventures I, L.P.                             6,866
Enserch Exploration, Inc.                             645,298
Invitrogen Corporation                                175,219
Riverside '98 Grantor Trust                           159,999
TCW Leveraged Income Trust, L.P.                    1,425,000
USFlow Corporation                                  1,643,003
Victory Ventures LLC                                        2
Winsloew Escrow Corp.                                   7,087
                                               --------------
                                                    4,122,230
                                               --------------
OIL AND GAS - 1.66%
Chaparral Resources, Inc.                                  74
TransMontaigne Oil Company                          1,512,463
                                               --------------
                                                    1,512,537
                                               --------------
PERSONAL TRANSPORTATION - 2.42%
Tronair, Inc.                                       2,096,260
U.S. Airways Group                                    108,061
                                               --------------
                                                    2,204,321
                                               --------------
RETAIL STORES - 1.38%
Rent-Way, Inc.                                         56,565
TVI, Inc.                                           1,203,415
                                               --------------
                                                    1,259,980
                                               --------------
TELECOMMUNICATIONS - 0.41%
Block Communications, Inc.                            373,125
                                               --------------

TOTAL CORPORATE RESTRICTED
SECURITIES - 105.02%                           $   95,689,231
                                               ==============

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988. The Trust is a closed-end diversified management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features. On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market. Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


   Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $95,689,231 (105.02% of net assets) as of June 30, 2002 ($94,842,905 at June 30, 2001)
   whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2002, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS:

   A. NOTE PAYABLE

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% through December 13, 2001. The Note holder, at it's option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

   In an agreement with MassMutual, the Note's maturity has been extended for an additional ten years and is due December 13, 2011. Interest will accrue at 5.80% per annum. For the periods ended June 30, 2002 and 2001, the Trust incurred total interest expense on the Note of $350,310 and $415,800, respectively.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

   As of June 30, 2002, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 2.39%. For the period ended June 30, 2002, the Trust incurred total interest expense on the Revolver of $127,171, including $4,128 related to the undrawn portion. For the period ended June 30, 2001, the Trust incurred total interest expense on the Revolver of $317,478, including $4,129 related to the undrawn portion.

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS
                                                  For the           For the
                                                 six months        six months
                                               ended 6/30/2002   ended 6/30/2001
                                               ---------------   ---------------
                                                  Cost of Investments Acquired
                                               ---------------------------------
Corporate restricted securities                 $ 17,217,330      $  8,413,192
Corporate public securities                        5,786,792         4,738,810
Short-term securities                            162,748,042       195,836,277


                                               Proceeds from Sales or Maturities
                                               ---------------------------------
Corporate restricted securities                 $ 16,750,306      $  9,596,969
Corporate public securities                        7,638,201         4,885,822
Short-term securities                            160,512,178       199,946,248

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2002 is $21,667,417 and consists of $5,840,679 appreciation and $27,508,096 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2001 is $21,282,394 and consists of $8,354,521 appreciation and $29,636,915 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS
                                             Per                      Per
                               Amount       Share       Amount       Share
                               ------       -----       ------       -----
                           March 31, 2002           March 31, 2001
                           --------------           --------------
Investment income            $2,719,826               $2,870,905
Net investment income         2,199,580     $0.23      2,175,570     $0.23
Net realized and unrealized
(loss) gain on investments    2,514,569      0.27     (1,599,595)    (0.17)


                            June 30, 2002            June 30, 2001
                            -------------            -------------
Investment income             2,754,315                2,972,048
Net investment income         2,264,334      0.24      2,342,506      0.25
Net realized and unrealized
loss on investments             (71,641)    (0.01)       (54,985)     0.00

--------------------------------------------------------------------------------

                                              MASSMUTUAL PARTICIPATION INVESTORS

RESULTS OF SHAREHOLDER MEETING

   The Annual Meeting of Shareholders was held on Friday, April 19, 2002. The Shareholders were asked to vote (1) to elect Steven A. Kandarian as a trustee for a three year term and to re-elect Jack A. Laughery and Corine T. Norgaard as trustees for a three-year term; (2) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2002; and (3) to approve the continuance of the Trust's current Investment Advisory and Administrative Services Contract with Babson. The Shareholders approved all of the proposals. The results of the Shareholder votes are set forth below. The results of the votes are as follows:

   1. ELECTION OF TRUSTEES:

                         Shares:                                   % of Shares
   Trustee:                For         Withheld         Total       Voted For
   --------                ---         --------         -----       ---------

   S. A Kandarian       8,370,198       253,922       8,624,120       97.06%
   J. A. Laughery       8,395,524       228,596       8,624,120       97.35%
   C. T. Norgaard       8,404,155       219,965       8,624,120       97.45%

   2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2002.

   Shares:                                                      % of Shares
     For           Against       Abstained        Total          Voted For
     ---           -------       ---------        -----          ---------
   8,462,588        72,045         89,487       8,624,120          98.12%

   3. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY INC., DATED OCTOBER 7, 1988.

   Shares:                                                      % of Shares
     For           Against       Abstained        Total          Voted For
     ---           -------       ---------        -----          ---------
   8,393,224        72,581        158,315       8,624,120          97.32%




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

TRUSTEES                             OFFICERS

Donald E. Benson*                    Stuart H. Reese,          Chairman
Richard G. Dooley                    Richard G. Dooley,        Vice Chairman
Donald Glickman                      Robert E. Joyal,          President
Martin T. Hart*                      Charles C. McCobb, Jr.,   Vice President &
Steven A. Kandarian                                            Chief Financial
Jack A. Laughery                                               Officer
Corine T. Norgaard*                  Stephen L. Kuhn,          Vice President &
Stuart H. Reese                                                Secretary
                                     Roger W. Crandall,        Vice President
*Member of the Audit Committee       Michael P. Hermsen,       Vice President
                                     Mary Wilson Kibbe,        Vice President
                                     Michael L. Klofas,        Vice President
                                     Richard C. Morrison,      Vice President
                                     Clifford M. Noreen,       Vice President
                                     Richard E. Spencer, II,   Vice President
                                     Mark B. Ackerman,         Treasurer
                                     John T. Davitt, Jr.,      Comptroller

                                     TRUSTEES

                                     Donald E. Benson*
                                     Richard G. Dooley
                                     Donald Glickman
                                     Martin T. Hart*
                                     Steven A. Kandarian
                                     Jack A. Laughery
                                     Corine T. Norgaard*
                                     Stuart H. Reese

                                     *Member of the Audit Committee


                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newlyissued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.